Acquisitions - Schedule of Business Acquisitions (Details) (Detail) - USD ($) $ in Thousands	May 16, 2016	Mar. 31, 2017	Sep. 30, 2016	Feb. 29, 2016	Sep. 30, 2015	Sep. 30, 2014
Business Acquisition [Line Items]
Goodwill		$ 4,663	$ 4,663		$ 0	$ 0
CBN
Business Acquisition [Line Items]
Debt issued by buyer	$ 11,000
Cash paid by buyer	6,447
Total consideration paid for CBN	17,447
CBN net assets acquired	12,510
Total identifiable net assets	13,219
Goodwill	4,228		$ 4,663	$ 435	$ 0
Investment securities discount/premium, net | CBN
Business Acquisition [Line Items]
Adjustments to reflect assets and liabilities acquired at fair value:	(108)
Performing loans | CBN
Business Acquisition [Line Items]
Adjustments to reflect assets and liabilities acquired at fair value:	(203)
Nonperforming loans | CBN
Business Acquisition [Line Items]
Adjustments to reflect assets and liabilities acquired at fair value:	(1,706)
Allowance for loan losses | CBN
Business Acquisition [Line Items]
Adjustments to reflect assets and liabilities acquired at fair value:	1,832
Property and equipment, net | CBN
Business Acquisition [Line Items]
Adjustments to reflect assets and liabilities acquired at fair value:	88
REO property | CBN
Business Acquisition [Line Items]
Adjustments to reflect assets and liabilities acquired at fair value:	(43)
Bank owned life insurance investment | CBN
Business Acquisition [Line Items]
Adjustments to reflect assets and liabilities acquired at fair value:	(40)
Deposits | CBN
Business Acquisition [Line Items]
Adjustments to reflect assets and liabilities acquired at fair value:	282
Core deposit intangible | CBN
Business Acquisition [Line Items]
Adjustments to reflect assets and liabilities acquired at fair value:	$ 607